SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Advances to Suppliers and Advances for Purchase of Property, Plant and Equipment and Intangible Assets) (Narrative) (Details) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Advances to suppliers-current	$ 18,479,686	$ 27,493,901
Non-current advances to suppliers
Prepayments for property, plant and equipment, recorded in non-current assets	$ 381,958	$ 1,756,051